CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net revenues	$ 272,145,821	$ 441,505,231	$ 177,883,105
Cost of revenues (including share-based compensation expense of US$91,597, US$276,085 and US$142,404 in 2019, 2020 and 2021, respectively)	(32,825,888)	(24,128,462)	(15,300,854)
Gross profit	239,319,933	417,376,769	162,582,251
Operating expenses:
General and administrative expenses (including share-based compensation expense of US$568,077, US$1,814,335 and US$1,754,275 in 2019, 2020 and 2021, respectively)	(17,815,839)	(15,017,499)	(16,256,192)
Research and development expenses (including share-based compensation expense of US$2,806,587, US$3,034,240 and US$1,716,316 in 2019, 2020 and 2021, respectively)	(34,433,316)	(29,669,615)	(26,935,497)
Sales and marketing expenses (including share-based compensation expense of US$196,224, US$212,381 and US$103,324 in 2019, 2020 and 2021, respectively)	(200,235,468)	(418,261,754)	(157,027,956)
Other operating income (loss), net	4,453,462	(2,274,507)	872,269
Total operating expenses	(248,031,161)	(465,223,375)	(199,347,376)
Loss from operations	(8,711,228)	(47,846,606)	(36,765,125)
Interest income (expenses), net	(5,689,947)	395,629	763,497
Impairment losses of investment	(248,140)	0	(500,032)
Foreign exchange (losses) gains, net	(219,642)	91,335	(342,687)
Fair value change of derivatives	1,108,648
Loss before income taxes	(13,760,309)	(47,359,642)	(36,844,347)
Income tax expenses	(51,970)	(7,087)	(1,714)
Share of loss in equity method investment	(65,084)
Net loss	(13,877,363)	(47,366,729)	(36,846,061)
Deemed dividend in relation to the convertible notes	(1,368,866)
Net loss attributable to ordinary shareholders	$ (15,246,229)	$ (47,366,729)	$ (36,846,061)
Net loss per ordinary share:
Basic (in dollars per share)	$ (0.005)	$ (0.02)	$ (0.01)
Diluted (in dollars per share)	$ (0.005)	$ (0.02)	$ (0.01)
Weighted average shares used in calculating net loss per ordinary share:
Basic (in shares)	3,303,168,725	3,080,332,924	3,155,082,983
Diluted (in shares)	3,303,168,725	3,080,332,924	3,155,082,983
American depository shares
Net loss per ordinary share:
Basic (in dollars per share)	$ (0.23)	$ (0.77)	$ (0.58)
Diluted (in dollars per share)	$ (0.23)	$ (0.77)	$ (0.58)